Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Net income (loss)	$ 62,050	$ (5,108)
Other comprehensive income (loss), before tax:
Change in derivative instruments designated as cash flow hedges	4,442	(8,858)
Reclassification of realized loss (gain) on derivative instruments designated as cash flow hedges	1,194	(62)
Foreign currency translation adjustments	(46)	(63)
Comprehensive income (loss), before tax	67,640	(14,091)
Income tax benefit related to items of other comprehensive income (loss)	36	93
Comprehensive income (loss), after tax	67,676	(13,998)
Comprehensive loss attributable to the noncontrolling interest		729
Comprehensive income (loss) attributable to Textainer Group Holdings Limited common shareholders	$ 67,676	$ (13,269)